Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000092399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092399 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092399 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092399 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000092399 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000092399 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000092399 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000092399 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000194842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000194842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000194842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194842 | Communications
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000194842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%